Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of financial liabilities [abstract]
Schedule of Contractual Interest and Repayment Obligation to Convertible Bonds and EIB Loan

The contractual interest and repayment obligations relating to convertible bonds and the EIB loan are composed on the balance sheet date as follows:

in EUR thousands	31.12.2018
	2019	2020	2021	2022	Total
Convertible bond 2017/2022:					2,595
Principal repayment				2,595
Interest payment	156	156	156	78	546
EIB loan
Principal repayment				10,000	10,000
Interest payment	405	433	461	5,039	6,338

in EUR thousands	31.12.2017
	2018	2019	2020	2021	2022	Total
Convertible bond 2016/2021:
Principal repayment				83		83
Interest payment	5	5	5	5		20
Convertible bond 2017/2022:
Principal repayment					2,662	2,662
Interest payment	160	160	160	160	80	720
EIB loan
Principal repayment					10,000	10,000
Interest payment	380	405	433	461	3,926	5,605